Restatement of Financial Statements (Details) - Schedule of statement of cash flows (Detail) - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
As Previously Reported
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		$ 167,567,559
Change in value of common stock subject to possible redemption (restated)	$ 3,651,391	(1,218,950)
Restatement Adjustment
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		(167,567,559)
Change in value of common stock subject to possible redemption (restated)	(3,651,391)	1,218,950
As Restated [Member]
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption		0
Change in value of common stock subject to possible redemption (restated)	$ 0	$ 0